5. STOCK-BASED COMPENSATION/STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
4. STOCK-BASED COMPENSATION/STOCKHOLDERS' EQUITY

Stock-based compensation costs recognized during the quarters ended December 31, 2012 and 2011 amounted to $10,508 and $13,400, respectively, and the costs were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 - $8,050; 2011 - $12,500), research and development expenses (2012 - $550; 2011 - $0) and cost of goods sold (2012 - $1,908; 2011 - $900). Stock-based compensation costs recognized during the six month periods ended December 31, 2012 and 2011 amounted to $21,016 and $17,900, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 - $16,100; 2011 - $12,500), research and development expenses (2012 - $1,100; 2011 - $0) and cost of goods sold (2012 - $3,816; 2011 - $5,400). No compensation has been capitalized because such amounts would have been immaterial. No income tax provision was recorded in the second quarter or first six months of fiscal years 2013 or 2012 because of the losses generated or the availability of loss carryforwards to offset any anticipated taxable income.

There were no stock option grants or cancellations during the quarter ended December 31, 2012.

As of December 31, 2012, the unrecognized compensation costs related to options vesting of $207,950 will be recognized over a period of approximately 1.5 years.

Information related to the stock options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.17	$1.20	32,800	$1.20
$0.55	51,000	9.12	0.55	20,334	0.55
$0.27	40,000	8.54	0.27	20,000	0.27
$1.35	1,200	6.90	1.35	1,200	1.35
$1.25	1,200	5.90	1.25	1,200	1.25
$6.25	1,600	3.91	6.25	1,600	6.25
$7.75	1,200	4.91	7.75	1,200	7.75
$11.50	800	2.91	11.50	800	11.50
$13.75	50,427	3.36	13.75	50,427	13.75
$20.75	37,360	2.46	20.75	37,360	20.75
$0.27–$20.75	392,587	7.65	$4.56	166,921	$9.32

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of December 31, 2012 was $38,500 and $17,700, respectively.

(a)           Stock Options

Stock-based compensation costs recognized during the year ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 — $64,910; 2011 — $10,000), cost of goods sold (2012 — $11,234; 2011 — $12,704), and research and development expenses, net (2012 — $2,200; 2011 — $0). No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2012 or 2011, as the Company is currently in a loss position. There were 298,800 stock options granted (net) during the year ended June 30, 2012 and no stock options granted during the year ended June 30, 2011.

As of June 30, 2012, the unrecognized compensation costs related to options vesting in the future is $228,966. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal 2012:

Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers, and employees. The Company has the following stock option plans outstanding as of June 30, 2012: the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”); the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”), and the Precision Optics Corporation, Inc. Amended and Restated 1997 Incentive Plan (the “1997 Plan”). Vesting periods under the 2011 Plan, the 2006 Plan, and the 1997 Plan are at the discretion of the Board of Directors and typically average three to five years. Options under these Plans are granted at fair market value on the date of grant and have a term of ten years from the date of grant.

The 2011 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 325,000 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2011 Plan. At June 30, 2012, a total of 207,800 stock options are outstanding and 117,200 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 139,898 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2006 Plan. At June 30, 2012, a total of 96,200 stock options are outstanding and 43,698 shares of common stock were available for future grants under the 2006 Plan.

The 1997 Plan provided eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vested and were exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. Options for a total of 88,938 shares of common stock were outstanding at June 30, 2012 under the 1997 Plan, as amended and restated in fiscal year 2006. Prior to the adoption of the 2006 Plan, 9,000 stock options were granted in fiscal year 2007 under the 1997 Plan. Upon the adoption of the 2006 Plan, no new awards were granted under the 1997 Plan. No shares are available for future grants under the 1997 Plan.

The following tables summarize stock option activity for the two years ended June 30, 2012:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Information related to the stock options outstanding as of June 30, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2012 and 2011 was $145,410 and $0, respectively.

(b)           Warrants

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note.

During the quarter ended December 31, 2010, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share to several consultants to the Company. The warrants are exercisable beginning six months after December 16, 2010 (the issue date) and expire on December 16, 2013. The Black-Scholes option pricing model was used to calculate the fair value of the warrants, which was estimated to be $0.10 per share, or $10,000 in total. The expense associated with issuing the warrants was recognized ratably over the six-month vesting period. A non-cash charge of $10,000 was recorded in “Selling, General and Administrative Expenses” in the year ended June 30, 2011 in the accompanying Consolidated Statements of Operations.

In conjunction with the sale of the Notes on June 25, 2008 mentioned above, the Company issued warrants to purchase an aggregate of 316,800 shares of common stock at an exercise price of $1.75 per share.  In conjunction with the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 316,800 to 318,621 and the related exercise price was decreased from $1.75 per share to $1.74 per share. In conjunction with the issuance of warrants to purchase 1,944,475 shares of common stock in September 2012, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 318,621 to 469,831 and the related exercise price was decreased from $1.74 per share to $1.18 per share. These warrants expire on June 25, 2015.

In February 2007, the Company completed a private placement with institutional and other accredited investors pursuant to which it sold an aggregate of 400,000 shares of common stock, at a price of $6.25 per share and warrants to purchase an aggregate of 400,000 shares of common stock at an exercise price of $8.00 per share. In conjunction with the issuance by the Company of the Notes and warrants on June 25, 2008 and the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 400,000 to 599,254 and the related exercise price was decreased from $8.00 per share to $5.34 per share. These warrants expired on February 1, 2012.

(c)            Restricted Stock

On December 3, 2010, Richard Forkey, who at the time of the agreement served as the Company’s Chief Executive Officer, agreed to reduce his annual salary to $100,000 per year, none of which would be deferred, and reduce his vacation accrual by $43,011, at his new rate of pay, to $10,000.  He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $474,646 of his previously deferred salary into 172,599 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, Joseph Forkey, who at the time of the agreement served as the Company’s Chief Scientific Officer and currently serves as the Company’s Chief Executive Officer, agreed to reduce his vacation accrual by $4,824, at his current rate of pay, to $10,000.  Joseph Forkey’s salary will remain the same at $120,000 and none of it will be deferred. He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $29,999 of his previously deferred salary into 10,909 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, the Company agreed with Joel Pitlor, one of the Company’s directors, to terminate his consulting agreement with the Company. The Company also agreed on December 3, 2010, as amended on October 14, 2011, to convert all $170,000 of the previously deferred consulting compensation owed to Mr. Pitlor into 61,818 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.  Mr. Pitlor will remain as a director of the Company.

The shares referenced above totaling 245,326 shares of the Company’s common stock were issued in October 2011 pursuant to the Company’s 2011 Deferred Compensation Plan. The shares were registered under the Company’s registration statement on Form S-8 filed October 14, 2011.

The following table indicates the effects on the Company’s consolidated balance sheet upon the issuance of restricted stock in settlement of liabilities for deferred compensation and professional services, as indicated above:

Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645